15. FINANCE LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2019
Finance Lease Obligations
Note 15 - FINANCE LEASE OBLIGATIONS

The Company has entered into office space and mining equipment leases expiring between 2020 and 2025, with interest rates ranging from Nil% to 14.99% per annum. The Company has the option to purchase the mining equipment at the end of the lease term for a nominal amount. The Company’s obligations under finance leases are secured by the lessor’s title to the leased assets. As at December 31, 2019, plant, equipment and mining properties includes a net carrying amount of $2,697 (December 31, 2018 - $3,461) for this leased mining equipment.

The contractual maturities and interest charges in respect of the Company’s finance lease obligations are as follows:

	December 31,	December 31,
	2019	2018
Not later than one year	$716	$943
Later than one year and not later than five years	444	947
Later than five years	28	-
Less: Future interest charges	(54)	(71)
Present value of lease payments	1,134	1,819
Less: current portion	(692)	(950)
Non-current portion	$442	$869

The Company has a master credit facility with an equipment supplier for a total of $5,000. The facility is used to acquire equipment necessary for maintaining operations and exploration activities at the Avino Mine. As of December 31, 2019, the Company had $4,780 in available credit remaining under these facilities.